CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES
CONTINGENCIES

        In the ordinary course of business, the Company is subject to lawsuits, investigations, government inquiries and claims, including, but not limited to, product liability claims, advertising disputes and inquiries, consumer fraud suits, other commercial disputes, premises claims and employment and environmental, health, and safety matters.

      The Company was served with a lawsuit filed on October 16, 2012 in St. Clair County (Illinois) Circuit Court under the caption Shelby Schrack, et al. v. Mead Johnson Nutrition Company and Mead Johnson & Company, which lawsuit alleges that certain bacteria in powdered formula were responsible for the death of one infant and serious illness in two others and seeks unspecified monetary damages. These events were widely publicized in December 2011 and January 2012. The infants allegedly consumed formula from batches that were extensively tested by the Company, the Centers for Disease Control (“CDC”) and the U.S. FDA. These tests detected no bacteria in our infant formula. The CDC further noted that while these bacteria have sometimes been found in formula, they also exist in the environment and may potentially cause illness through person to person contact or through contamination of infant feedings at the point of use. The Company believes that the claims in this matter are without merit. Nevertheless, in November 2013, the Company and the plaintiffs agreed to settle the disputed claims asserted in this litigation, and on December 12, 2013, the Company obtained court approval of the proposed settlement and release of all such claims. The settlement did not materially affect the Company’s consolidated financial position, results of operations or cash flows.

        The Company records accruals for contingencies when it is probable that a liability will be incurred and the loss can be reasonably estimated. Although the Company cannot predict with certainty the final resolution of lawsuits, investigations and claims asserted against the Company, MJN does not believe any currently pending legal proceeding to which the Company is a party will have a material effect on the Company’s business or financial condition, although an unfavorable outcome in excess of amounts recognized as of December 31, 2013, with respect to one or more of these proceedings could have a material effect on the Company’s results of operations and cash flows for the periods in which a loss is recognized.

        The Company incurred costs for an administrative penalty assessed by China's National Development and Reform Commission ("NDRC") in connection with the NDRC’s antitrust review of the infant formula industry’s resale pricing practices (the “China Antitrust Review”) and was resolved during the third quarter of 2013. In connection with the China Antitrust Review, the NDRC assessed an administrative penalty of $33.4 million against the Company, which penalty was paid during the third quarter and is non-deductible for tax purposes.

        Following an SEC request for documents relating to certain business activities of the Company’s local subsidiary in China, the Company is continuing an internal investigation of such business activities. The Company’s investigation is focused on certain expenditures that were made in connection with the promotion of the Company’s products or may have otherwise been made. Certain of such expenditures were made in violation of Company policies and may have been made in violation of applicable U.S. and/or local laws, including the U.S. Foreign Corrupt Practices Act (the “FCPA”).  The investigation is being conducted by outside legal counsel and overseen by a committee of independent members of the Company’s board of directors. The status and results of the investigation are being discussed with the SEC and other governmental authorities.  At this time, the Company is unable to predict the scope, timing or outcome of this ongoing matter or any regulatory or legal actions that may be commenced related to this matter.  If a violation of the FCPA or other laws is determined to have occurred, the Company could become subject to monetary penalties as well as civil and criminal sanctions.